Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

December 3, 2019

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
Post-Effective Amendment No. 666 to Registration Statement
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that (i) for each Fund listed in Exhibit A, the form of prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust’s recent post-effective amendment (Post-Effective Amendment No. 666 to Registration Statement No. 333-74295/811-09253) (the “Amendment”); and (ii) the text of the Amendment was filed electronically via EDGAR on November 26, 2019.

If you have any questions, please contact me at (617) 377-7059.

Sincerely,

/s/ Maureen Towle

Maureen Towle

Senior Counsel

Exhibit A

Wells Fargo Classic Value Fund
Wells Fargo Disciplined U.S. Core Fund
Wells Fargo Endeavor Select Fund
Wells Fargo Growth Fund
Wells Fargo Large Cap Core Fund
Wells Fargo Large Cap Growth Fund
Wells Fargo Large Company Value Fund
Wells Fargo Low Volatility U.S. Equity Fund
Wells Fargo Omega Growth Fund
Wells Fargo Premier Large Company Growth Fund